SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of property, equipment and software estimated useful lives

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	3-5 years
Software	2-10 years
Building	35-37 years
Leasehold improvement	Shorter of the lease term or estimated economic life

Summary of land use rights, net	Land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates, as follows:

Category	Estimated useful life
Land use right	37 years

Summary of amortization periods by intangible asset classes	The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	1.5-2 years
Trademark	3-10 years
License	7.4 years

Summary of disaggregated revenue by types

For the years ended December 31, 2021, 2022 and 2023, all of the Group’s revenues were generated in mainland China. Additionally, all of the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

As a result of the New Regulations previously disclosed, the Group changed its disaggregation of revenue to better disclose the performance of its business following its Business Restructuring. The total net revenue of online after-school academic subject tutoring services including compulsory education academic subject tutoring services and senior high school tutoring services previously recorded as online K-12 academic subject tutoring services in 2021, and comprehensive tutoring services amounting to RMB560,196 previously included in comprehensive tutoring services and others in 2021, were reclassified to learning services. Other revenue amounting to RMB912 in 2021, previously included in comprehensive tutoring services and others, were reclassified to other revenue.

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues
- Learning services	6,560,835	2,436,110	2,872,901
- Educational content & digitalized learning products	—	26,791	55,980
- Other revenue	912	35,313	31,932
Total net revenues	6,561,747	2,498,214	2,960,813

Summary of contract liabilities arising from contract with customers

The following table provides information about the Group's contract liabilities and refund liability arising from contract with customers.

	Year ended December 31,
	2022	2023
	RMB	RMB
Deferred revenue, current portion	906,914	1,113,480
Deferred revenue, non-current portion	52,419	124,141
	959,333	1,237,621
Refund liability	60,597	67,157